Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information (Unaudited) [Abstract]
Unaudited quarterly results of operations

	Successor
	Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012
Net sales	$261.6	$234.6	$249.8	$238.5
Gross profit	67.0	53.1	58.9	59.5
Net income (loss)	6.9	(4.4)	4.8	7.3

	Combined	Successor
	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Net sales	$245.5	$251.9	$254.2	$237.4
Gross profit	41.3	60.2	63.2	53.6
Net income (loss)	(48.1)	5.9	2.0	(6.3)

Summary of the gains and (losses)

	Successor
	Quarter Ended March 31, 2012	Quarter Ended June 30, 2012	Quarter Ended September 30, 2012	Quarter Ended December 31, 2012
Note 3 Restructuring costs	$—	$(2.3)	$(0.4)	$(0.9)
Note 14 Antitrust litigation costs	(0.3)	(0.2)	(0.2)	—

	Combined	Successor
	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Note 2 Merger and acquisition costs	$(8.3)	$(1.5)	$(0.1)	$—
Note 3 Restructuring costs	(0.1)	(0.4)	(0.1)	(0.2)
Note 6 Inventory step-up	(9.6)	(0.3)	—	—
Note 8 Trademark impairment loss	—	—	—	(2.3)
Note 11 Loss on early extinguishment of debt	(14.7)	—	—	—
Note 14 Antitrust litigation costs	(1.9)	(0.4)	(0.4)	(4.9)
Note 14 Patent litigation costs	(0.3)	(0.1)	(0.1)	—
Note 17 Stock-based compensation expense	(9.2)	—	—	—